Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxation

NOTE 11. Taxation

a)	Corporate Income Taxes

CIFS is incorporated in the BVI. Under the current law of the BVI, CIFS is not subject to tax on income or capital gains. Additionally, if dividends are paid by CIFS to its shareholders, no BVI withholding tax will be imposed.

HKIFS was incorporated in HongKong and does not conduct any substantial operations of its own. No provision for Hongkong profits tax has been made in the financial statements as HKFS has no assessable profits for the years ended December 31, 2018 2017 and 2016

The CIFS’s PRC subsidiary, Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. Kashgar Sheng Ying Xin, which was incorporated in Kashgar City, Xinjiang Autonomous Region in People’s Republic of China, is exempted from income tax from its inception to December 31, 2020 and is subject to a tax rate of 25% after December 31, 2020. Anytrust was qualified as a high and new technology enterprise starting from 2017 and enjoyed a preferential tax rate of 15% for 3 years expiring in 2020. An entity could re-apply for the high and new technology enterprises when the prior certificate expires.

The components of the income tax expense are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Current	$151,153	$672,205	$2,452,822
Deferred	(1,853,280)	(38,890)	-
Total	$(1,702,127)	$633,315	$2,452,822

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2018, 2017 and 2016 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
(Loss) profit before income taxes	$(5,520,864)	$24,681,499	$16,341,589
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) expenses computed at statutory EIT rate	(1,380,216)	6,170,375	4,085,397
Reconciling items:
Valuation allowance		2,505	7,904
Effect of tax holidays	(2,209,107)	(5,617,858)	(1,640,885)
Temporary difference	1,586,726	-	-
Permanent difference	356,070	78,293	406
Income tax (benefit) expense	(1,702,127)	633,315	2,452,822

b)	Deferred Taxes

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2018	As of December 31, 2017

Deferred income tax assets
Net operating loss carry forwards	$1,798,398	$144,342
Total Deferred income tax assets	1,798,398	144,342
Less: Valuation allowance	-	(10,613)
Net deferred income tax assets	$1,798,398	$133,729

	As of December 31, 2018	As of December 31, 2017
Deferred income tax liabilities
Intangible assets from business combination	$-	$213,511
Total deferred income tax liabilities	$-	$213,511

As of December 31, 2018, the Company had net operating losses carryforwards of $1,798,398, primarily derived from its PRC operations, which are available to offset future taxable income. The PRC net operating loss will expire beginning January 1, 2021 through December 31, 2023.

The Company believes that it is more likely than not that certain deferred tax assets will not be utilized in the future based on their operation performance. The valuation allowance decreased by $10,613 during the years ended December 31, 2018, and the valuation allowance increased by $3,043 during the years ended December 31, 2017. The Company adopted ASU 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes on January 1, 2017 prospectively, which classifies all deferred tax assets and liabilities as noncurrent.

The deferred income tax benefit was $1,853,280 and $38,890 for the years ended December 31, 2018 and 2017, respectively.

c)	Taxes Payable

Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries, who provided services in China and therefore are subject to Chinese value-added tax (“VAT”). Sales revenue represents the invoiced value of services, net of the VAT. Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer with VAT of 6%. Kashgar Sheng Ying Xin is subject VAT of 4.5% (75% of general taxpayer’s rate of 6%), which is a tax holiday for enterprises established in Kashgar. Both FuhuiSZ and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at 3%. Furthermore, VAT payable of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.

Taxes payable consisted of the following:

	As of December 31, 2018	As of December 31, 2017

Corporate income tax payable	$758,136	$3,264,841
Value added tax payable	2,938	2,140,713
Other surtaxes payable	37,925	274,540
Total	$798,999	$5,680,094